EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE BALANCE SHEET DATE	41. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2025 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.